As filed with the Securities and Exchange Commission on August 24, 2005
                                                     1933 Act File No. 033-13019
                                                     1940 Act File No. 811-05083

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                           Pre-Effective Amendment No. ___         [ ]
                           Post-Effective Amendment No. 30         [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                           Amendment No. 31                        [X]


                        VAN ECK WORLDWIDE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 99 Park Avenue
                            New York, New York 10016
               (Address of Principal Executive Offices) (Zip Code)
      (Registrant's Telephone Number, Including Area Code): (212) 687-5200

                              Patricia Maxey, Esq.
                         Van Eck Associates Corporation
                                 99 Park Avenue
                            New York, New York 10016
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Philip Newman, Esq.
                               Goodwin Procter LLP
                                 Exchange Place
                                 53 State Street
                           Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box)
        [ ]  immediately upon filing pursuant to paragraph (b)
        [X]  on September 25, 2005 pursuant to paragraph (b)
        [ ]  60 days after filing pursuant to paragraph (a)(1)
        [ ]  on [date] pursuant to paragraph (a)(1)
        [ ]  75 days after filing pursuant to paragraph (a)(2)
        [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
        [X] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

                        VAN ECK WORLDWIDE INSURANCE TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

         Cover Sheet

         Contents of Registration Statement

         Combined Prospectus for S Class shares of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund
         Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 033-13019 and 811-05083, filed June 27, 2005.

         Single Prospectus for S Class shares of Worldwide Hard Assets Fund Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 033-13019 and 811-05083, filed June 27, 2005.

         Combined Statement of Additional Information for S Class shares of Worldwide Bond Fund, Worldwide Emerging Markets Fund, Worldwide Hard Assets Fund and Worldwide Real Estate Fund
         Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 033-13019 and 811-05083, filed June 27, 2005.

         Single Statement of Additional Information for S Class shares of Worldwide Hard Assets Fund
         Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 033-13019 and 811-05083, filed June 27, 2005.

         Part C - Other Information
         Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 033-13019 and 811-05083, filed June 27, 2005.

         Signature Page



The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 27, 2005 to September 25, 2005.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Van Eck Worldwide Insurance Trust, certifies that this Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A meets all the requirements for effectiveness of under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 24th day of August 2005.

                                 VAN ECK WORLDWIDE INSURANCE TRUST


                                 By: /s/ Keith J. Carlson
                                     -----------------------------------
                                     Name: Keith J. Carlson
                                     Title: President & Chief Executive Officer

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                     Title                                             Date
-----------------------------------------     ---------------------------------------------     -----------------------
/s/ Keith J. Carlson                          Chief Executive Officer & President               August 24, 2005
-----------------------------------------
Keith J. Carlson

/s/ Bruce J. Smith                            Vice President & Treasurer                        August 24, 2005
-----------------------------------------
Bruce J. Smith

/s/ Richard Cowell                            Trustee                                           August 24, 2005
-----------------------------------------
Richard Cowell*

/s/ Ralph F. Peters                           Trustee                                           August 24, 2005
-----------------------------------------
Ralph F. Peters*

/s/ David J. Olderman                         Trustee                                           August 24, 2005
-----------------------------------------
David J. Olderman*

/s/ Richard D. Stamberger                     Trustee                                           August 24, 2005
-----------------------------------------
Richard D. Stamberger*

/s/ R. Alastair Short                         Trustee                                           August 24, 2005
-----------------------------------------
R. Alastair Short*

/s/ Jan F. van Eck                            Trustee                                           August 24, 2005
-----------------------------------------
Jan F. van Eck*

* By: /s/ Patricia Maxey
  ---------------------------------------
       Patricia Maxey
       Attorney-in-Fact